Income Tax Expense - Reconciliation of Income Tax Expense and Accounting Profit Before Income Tax (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Tax calculated based on profit before tax and statutory tax rate	$ 566,649	$ 19,118	$ 214,550	$ 462,692
Expenses disallowed (added) by tax regulations	10,185	344	(2,190)	5,692
Temporary difference not recognized as deferred tax assets	(85,168)	(2,873)	1,306	6,522
Tax exempted (income) expenses by tax regulation	(256,788)	(8,664)	12,057	(13,483)
Taxable loss not recognized as deferred tax assets			54,012	25,737
Effect of different tax rates in countries in which the Group operates	1,040	35	10,451	3,100
Withholding tax			57,337	249,170
Prior year income tax (over) under estimation	67,885	2,290	4,527	(1,732)
Income tax (benefit) on unappropriated retained earnings	246,684	8,322	(174,930)	198,157
Income tax expense reported in the consolidated statements of comprehensive income	$ 550,487	$ 18,572	$ 177,120	$ 935,855